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Newday Sustainable Development Equity ETF
NEWDAY SUSTAINABLE DEVELOPMENT EQUITY ETF - FUND SUMMARY
Investment Objective
The Newday Sustainable Development Equity ETF (the “Fund”) seeks to capture long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Newday Sustainable Development Equity ETF Newday Sustainable Development Equity ETF
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.75%
[1]	Estimated for the current fiscal year

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Newday Sustainable Development Equity ETF | Newday Sustainable Development Equity ETF | USD ($)	77	240

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in the equity securities of “Sustainable Development Companies,” which are defined as companies that adhere to one or more of the seventeen United Nations Sustainable Development Goals (each, a “Sustainable Development Goal,” and collectively, the “Sustainable Development Goals”) (described in the section titled “Additional Information about the Fund” below). Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of Sustainable Development Companies.

The Fund’s sub-adviser, Newday Funds, Inc., doing business as Newday Impact (“Newday” or the “Sub-Adviser”), determines whether a company qualifies as a Sustainable Development Company based on a proprietary analysis of the company’s alignment with one or more Sustainable Development Goals principles. The Sub-Adviser also evaluates “impact considerations,” which refers to companies that, based on the Sub-Adviser’s assessment, are having a positive, measurable impact in forwarding one or more of the Sustainable Development Goals. In particular, the Sub-Adviser assesses whether the company has tangible Sustainable Development Goal alignment through its products or services, and whether the company has appropriate structures in place to properly implement materially-impactful behaviors related to the Sustainable Development Goals within its scope of influence. Each Sustainable Development Goal published by the UN is broken down into several goals and targets, addressing specific indicators of progress within a Sustainable Development Goal.

Sustainable Development Criteria

In order to identify investment candidates for the Fund, the Sub-Adviser analyzes the Fund’s investable universe utilizing a proprietary, mathematically-driven screening methodology. The Sub-Adviser begins its analysis by screening an initial universe of: (i) U.S.-listed companies whose securities comprise approximately ninety-five percent of the market capitalization of securities listed on U.S. stock exchanges; and (ii) companies whose securities are listed on foreign stock exchanges and that are domiciled in one of the 22 developed markets or 24 emerging markets listed in the section titled “Additional Information about the Fund” that, in aggregate, represent approximately 85% of the global equity opportunity set outside of the U.S. The Fund may invest in the securities of foreign companies either directly (via securities listed on foreign stock exchanges) or indirectly via American Depositary Receipts (“ADRs”), which are listed on U.S. exchanges.

To determine a company’s Sustainable Development Goal alignment, the Sub-Adviser considers specific key performance indicators (“KPIs”), which are indicators of corporate alignment with the Sustainable Development Goals. A company’s alignment with a KPI is indicated by a specific KPI provided by a third-party data analysis platform (described more in the section titled, “Additional Information About the Fund” below). Additionally, the Sub-Adviser reviews company data for Sustainable Development Goal alignment indicators via the company’s corporate structure and behavior.

To assess whether a company has appropriate corporate structures to meaningfully implement Sustainable Development Goal-aligned behaviors, programs and policies, the Sub-Adviser reviews company reporting. In particular, the Sub-Advisor reviews company data for the presence and quality of Corporate Social Responsibility/ESG reports including whether the company complies with the Global Reporting Initiative (an international independent standards organization that helps businesses, governments and other organizations understand and communicate their impacts on issues such as climate change, human rights, and corruption). In the Sub-Adviser’s review, it considers whether an external auditor was involved in the production or review of the reports. The Sub-Adviser also reviews company data to determine whether it adheres to other relevant initiatives, such as the UN Principles for Responsible Investment (a UN-supported international network of investors working together to implement its six aspirational principles), or whether the company is a UN Global Compact signatory (which would commit the company to meet responsibilities in four areas: human rights, labor, environment, and anti-corruption).

The Sub-Adviser utilizes publicly available information sourced from a third-party data analysis platform to consider specific KPIs when applying its Sustainable Development Goal alignment criteria. The third-party data analysis platform assembles data from sources such as company websites, annual reports, and corporate social responsibility reports, which are produced by either the companies themselves or are contributed by third-party firms. Each KPI has a set of properties that determine who it is scored and weighted by the Sub-Adviser based on the following:

Peer Group: Each KPI is assigned a peer group of either a specific “Sector” or the entire “Universe,” which determines which group of companies will be evaluated against each other with respect to a particular KPI. A “Sector” peer group is one of eleven market sectors: Energy, Materials, Industrials, Consumer Discretionary, Consumer Staples, Health Care, Financials, Information Technology, Real Estate, Communication Services, and Utilities. The “Universe” peer group includes all eleven market sectors and addresses each company in the screened universe after applying the exclusion criteria discussed below. Sorting KPIs into appropriate peer groups ensures the Sub-Adviser’s analysis takes place within proper context. Along with Polarity and Data Type (each described below), this property defines how each KPI’s raw value is pre-processed for scoring.

Data type: The data type of a KPI is “boolean” or “float”. Boolean KPIs are typically survey responses regarding policies or internal structures, and will take the form of “true/false” or “yes/no”. Float KPIs are numeric values, such as emissions data, resource use, or financial values.

Polarity: The polarity of a KPI is “positive” or “negative.” A positive polarity KPI reflects a desirable trait, and will result in a higher subscore for a “true” value or a high numeric value. Conversely, a negative polarity KPI reflects a negative indication, such as a controversy or a pollutant quantity, and will result in a higher subscore for a “false” value or a low numeric value.

Category: Each KPI is sorted into thematic categories (“Categories”), representing distinct subtopics within a theme. The Categories in the Sustainable Development model are Diversity, Equity and Inclusion, Animal Welfare, Climate Action, Clean Water, Ocean Health, Stakeholder Capitalism, and Sustainable Agriculture. This piece of the model was added to increase the stability of the scoring output. One of the challenges typically present in ESG databases is that companies do not always supply data for every field, which can cause issues in a scoring model if not treated with care. To address that problem, in the Sub-Adviser’s model, each Category has a calculated target weight. To improve the results of the scoring model, if a company has missing KPI values, the weight assigned to the missing KPI values is redistributed proportionally between the other KPIs in a Category group.

Intensity: The Intensity of each KPI reflects its relevance to the impact thesis for the Fund’s portfolio. Within the Sub-Adviser’s database of ESG data, there are often several KPIs that are centrally relevant to the impact thesis, as well as many that are not quite as important, but still indicate alignment with a theme. Simply put, the Sub-Adviser gives more relevant KPIs more weight in the model.

Upon completion of this analysis, each company will be assigned a Sustainable Development Impact Score by the Sub-Adviser reflecting its relative alignment with the Category considered by the Sub-Adviser’s models. The Sub-Adviser’s internal ESG scoring model produces a numerical Sustainable Development Impact Score with a range of 0-100%, where higher scoring companies are determined to be more thematically aligned, and therefore favorable candidates for inclusion in the Fund’s portfolio. Generally, there will not be companies close to a 0% or 100% score. For example, in order to score 100%, a company would have to register a positive response to every surveyed KPI, as well as being the top ranked company in its peer group on every numerical data point, and in practice this is extremely unlikely to happen.

Excluded Companies

There are certain products and services the Sub-Adviser considers fundamentally incompatible with sustainable development. While the factors considered may not directly impact sustainable development, the Sub-Adviser believes that companies with significant involvement in the listed business categories are generally not strong candidates for inclusion from an ESG perspective. The Sub-Adviser will exclude any companies with meaningful exposure (e.g., 5% revenue where such data is available) in any of the listed business categories. The Sub-Adviser will not make exclusions based on a lack of available data. Generally, the 5% revenue threshold is designed so that the Sub-Adviser’s model excludes the primary manufacturers or sellers of such products, rather than resellers with marginal exposure. For example, major online retailers would be screened out for sale of alcohol, firearms, etc. if the Sub-Adviser did not set a revenue threshold.

Additionally, the Sub-Adviser screens out companies involved in severe ESG controversies, the occurrence of which typically indicates a company has a significant lack of proper ESG policy implementation, which may be due to a significant structural deficit in operations or oversight, unethical leadership, or some other cause. Examples of ESG controversies that may cause the Sub-Adviser to exclude a company from the Fund’s investable universe include controversies concerning: environmental matters; wages & working conditions; bribery; corruption & fraud; anti-competitive behavior; insider dealings; and child labor. The Sub-Adviser will exclude any companies with meaningful exposure (as defined above) in any of the following business categories:

•	Armaments - Companies that produce vehicles, planes, armaments or any combat materials used by the military.

•	Cluster Bombs - Companies that produce cluster bombs.

•	Anti-Personnel Landmines - Companies that produce anti-personnel landmines.

•	Firearms - Companies that produce, or retail, firearms or small arms ammunition intended for civilian use.

•	Gambling - Companies that generate revenues from gambling.

•	Tobacco - Companies that generate revenues from tobacco production.

•	Alcohol - Companies that generate revenues from alcohol production.

•	Child Labor Controversies - Companies that have controversies regarding the use of child labor.

•	Fossil Fuels - Companies that are included in the following Global Industry Classification Standards (GICS) sub-industries: Oil & Gas Drilling, Oil & Gas Equipment & Services, Integrated Oil & Gas, Oil & Gas Exploration & Production, Oil & Gas Refining & Marketing, Oil & Gas Storage & Transportation, and/or Coal & Consumable Fuels.

Portfolio Selection

Once a universe of Sustainable Development Companies is established based on the Sustainable Development Impact Scores, the Sub-Adviser selects securities for the Fund’s portfolio using a bottom-up approach that takes into consideration seven fundamental factors: earnings expectations, earnings quality, profitability, operating efficiency, valuation, governance and risk. The Sub-Adviser uses two key models to select companies for the Fund’s portfolio, a buy/sell model and a macro model. The buy/sell model identifies companies most at risk of underperforming the market and the macro model identifies companies expected to outperform or underperform in any given state of the economic/business cycle. Based on the output of these models, the Sub-Adviser then selects its highest conviction securities and determines weightings for inclusion in the Fund’s portfolio. The Sub-Adviser may invest in companies of any market capitalization, region, or sector allowing it to construct a portfolio that focuses on the most attractive security opportunities regardless of the company’s size, location or its sector orientation.

The Fund’s portfolio will include approximately 40-60 companies. The Fund is actively managed by the Sub-Adviser and the weightings are adjusted regularly with a focus on each company’s Sustainable Development Impact Score and investment fundamentals.

The Fund is considered to be non-diversified, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. However, the Fund has a policy that it will reduce its holding in a security if the position makes up more than 7.5% of the Fund’s portfolio.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in The Fund.”

Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear.

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Market Capitalization Risk.

◦	Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

◦    Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

◦    Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Sector Risk. At times the Fund may increase the relative emphasis of its investments in a particular sector or group of industries. The prices of securities of issuers in a particular sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, the value of Shares may fluctuate in response to events affecting that industry or sector.

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Emerging Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell, or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.

Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Associated Risk of Investing Using Sustainable Development Metrics and ESG Principles. The Fund’s investment strategy limits the types and number of investment opportunities available to the Fund, and, as a result, the Fund may underperform other funds that do not primarily seek to invest in companies based on sustainable development metrics or that are screened based on ESG principals. In addition, sustainable development and ESG investing may affect the Fund’s exposure to some companies or industries, and the Fund will forgo some investment opportunities because they are screened out based on the Fund’s investment strategy. Further, some ESG factors are inherently subjective and subject to disagreement among investors. The market’s view of what constitutes a sustainable development company may change over time.

ETF Risks.

◦	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

◦	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

◦	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

◦	Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.

Models and Data Risk. The composition of the Fund’s portfolio is dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio universe that would have been excluded or included had the Models and Data been correct and complete. The criteria used by the third-party data analysis platform utilized by the Sub-Adviser may vary significantly from criteria used by different data providers.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.newdayimpact.com/etfs.